Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 20, 2022	Aug. 25, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 18, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Amount outstanding			$ 42,493	$ 38,249		$ 38,224
Creditor Agreement | Bevo
Disclosure of transactions between related parties [line items]
Extension period			2 months
Interest rate			17.00%		14.00%
Amendment fee			$ 500
Bevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest		50.10%	50.10%
Parent | Creditor Agreement | Bevo
Disclosure of transactions between related parties [line items]
Amount outstanding			$ 2,500
CannaHealth Therapeutics Inc.
Disclosure of transactions between related parties [line items]
Cash paid	$ 21,900
Amortization period	5 years
Amortization expense			$ 3,800	$ 3,800